Short-term Investments	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Short-term Investments
4.	Short-term Investments
Short-term investments as of December 31, 2024 and 2025 consisted of the following:

	As of December 31, 2024
	Cost	Gross unrealized gains	Gross unrealized losses	Foreign currency exchange gains	Fair value carrying amount
	RMB	RMB	RMB	RMB	RMB
Wealth management products	503,733	4,885	—	5,065	513,683

	As of December 31, 2025
	Cost	Gross unrealized gains	Gross unrealized losses	Foreign currency exchange losses	Fair value carrying amount
	RMB	RMB	RMB	RMB	RMB
Wealth management products	824,564	36,290	—	(17,622)	843,232

The Group’s short-term investments are primarily investments in trading instruments issued by oversea reputable financial institutions.
For the years ended December 31, 2023, 2024 and 2025, the Group recognized interest and investment income of RMB806, RMB10,177 and RMB36,748 (US$5,255) from short-term investments, respectively.